Financial Instruments Risk (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Aging of Receivables	The Company’s aging of trade receivables was as follows:

	June 30, 2021	June 30, 2020
	$	$
0 – 60 days	36,195	34,167
61+ days	5,835	11,032
	42,030	45,199

Schedule of Contractual Cash Flows from Lease Receivables
The Company’s contractual cash flows from lease receivables was as follows:

	Note	June 30, 2021
		$
Next 12 months		1,103
Over 1 year to 2 years		1,315
Over 2 years to 3 years		1,375
Over 3 years to 4 years		1,028
Over 4 years to 5 years		346
Thereafter		398
Total undiscounted lease payments receivable		5,565
Unearned finance income		(331)
Total lease receivable		5,234
Current	4	978
Long-term		4,256
(1)The Company had no subleases during the year ended June 30, 2020.

Schedule of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2021	June 30, 2020
	$	$
Trade payables	13,277	19,706
Accrued liabilities	29,883	42,910
Payroll liabilities	9,247	23,752
Excise tax payable	4,672	6,770
Other payables	865	2,436
	57,944	95,574

Schedule of Gross Contractual Obligations
In addition to the commitments outlined in Note 26, the Company has the following gross contractual obligations as at June 30, 2021, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year – 3 years	Over 3 years – 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	57,944	57,944	—	—	—
Convertible notes and interest (1)(2)	498,229	23,522	474,707	—	—
Lease liabilities (2)	144,034	10,227	26,352	20,902	86,553
Contingent consideration payable (3)	31,240	31,240	—	—	—
	731,447	122,933	501,059	20,902	86,553
(1)Assumes the principal balance of the notes outstanding at June 30, 2021 remains unconverted and includes the estimated interest payable until the February 28, 2024 maturity date. Settlement is payable in cash or common shares (Note 16).
(2)Includes interest payable until maturity date.
(3)Contingent consideration is payable in Aurora common shares, cash, or a combination of both, at the sole discretion of Aurora.